UNITED STATES
         SECURITIES AND EXCHANGE COMMISSION
              Washington, D.C.  20549
                   Form 13F
              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2012

Check here if Amendment [   ] ; Amendment Number:

  This Amendment (Check only one.):  [   ] is a restatement.
                                     [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Wedgewood Partners, Inc.
Address: 9909 Clayton Road
         Suite 103
         St. Louis, Missouri 63124

Form 13F File Number: 28-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:     David A. Rolfe
Title:    Chief Investment Officer
Phone:    314-567-6407

Signature, Place, and Date of Signing:

/s/ David A. Rolfe    St. Louis, MO    5/15/2012




Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]  13F NOTICE.  (Check here if all holdings reported are in this report, and all holdings are reported by other reporting manager (s).)

[   ]  13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting managers (s).)

List of Other Managers Reporting for this Manager:  NONE



                FORM 13F SUMMARY PAGE

Report Summary

Number of Other Included Managers:  NONE

Form 13F Information Table Entry Total:  21

Form 13F Information Table Value Total:  $1,236,826,056

List of Other Included managers Reporting for this Manager:  NONE

FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER         TITLE OF CLASS     CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
American Express                COM             25816109     69700  1204627 SH       SOLE                   430386   200800   573441
Apple Computer                  COM             37833100    123835   206547 SH       SOLE                    66425    34100   106022
Berkshire Hathaway              COM             84670702     99890  1230928 SH       SOLE                   443675   228100   559153
Charles Schwab                  COM             808513105    57930  4031350 SH       SOLE                  1463344   769000  1799006
Cognizant Technology            COM             192446102    51972   675406 SH       SOLE                   232520   116100   326786
Cummins                         COM             231021106    60454   503619 SH       SOLE                   178382    90500   234737
EMC                             COM             268648102    51992  1740025 SH       SOLE                   575832   317600   846593
Expeditors International        COM             302130109    28898   621327 SH       SOLE                   217406   148100   255821
Express Scripts                 COM             302182100    72790  1343488 SH       SOLE                   465628   245200   632660
Gilead Sciences                 COM             375558103    58462  1196527 SH       SOLE                   441811   182700   572016
Google                          COM             38259P508    97170   151535 SH       SOLE                    53957    28300    69278
Intuitive Surgical              COM             46120E602     8715    16087 SH       SOLE                     4028      200    11859
National Oilwell Varco          COM             637071101    33465   421097 SH       SOLE                   156343    93700   171054
Perrigo                         COM             713448108    46745   452470 SH       SOLE                   159482    83000   209988
Qualcomm                        COM             747525103    74513  1094816 SH       SOLE                   380049   192800   521967
Schlumberger                    COM             469814107    39146   559786 SH       SOLE                   201219   103300   255267
Stericycle                      COM             858912108    33135   396157 SH       SOLE                   128513    83000   184644
Teva Pharmaceutical             COM             881624209    53050  1177319 SH       SOLE                   438071   213100   526148
Varian Medical Systems          COM             92220P105    45074   653628 SH       SOLE                   222473   115100   316055
Verisk Analytics                COM             92345Y106    59452  1265742 SH       SOLE                   474532   228200   563010
Visa                            COM             92826C839    70437   596925 SH       SOLE                   205117   111900   279908
